Financial Risk Management - Summary of Financial Instruments Held by the Company (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Financial assets
Financial assets		$ 483,751
Financial liabilities at amortized cost
Financial liabilities	$ 1,808,751	(382,971)	$ 1,894,474	$ 2,734,704
Short and Long-term Debt Securities
Financial liabilities at amortized cost
Financial liabilities	31,255,588		26,457,588	22,500,000
Current And Long Term Bank Loans [Member]
Financial liabilities at amortized cost
Financial liabilities	9,312,108		7,887,749	5,360,908
Accounts payable [Member]
Financial liabilities at amortized cost
Financial liabilities	2,743,873	(68,524)	2,696,573	3,321,865
Derivative Financial Instruments [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	26,990		51,205	71,387
Liabilities for Assets in Lease [Member]
Financial liabilities at amortized cost
Financial liabilities at Fair Value	52,691		61,625	58,966
Cash and Cash Equivalents [Member]
Financial assets
Financial assets	10,055,211	21,540	12,371,464	13,332,877
Trade Accounts Receivables net [Member]
Financial assets
Financial assets	2,251,229	$ 505,291	2,368,342	1,720,475
Derivative financial instruments [Member]
Financial assets
Financial assets	$ 167,696		$ 292,697	$ 89,711